28. Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2018
Other Accounts Payable Tables Abstract
Other Accounts Payables

	12.31.2018	12.31.2017
Customers (a)	70,713	33,380
Obligations to customers in gas sales operations	55,048	33,221
Investment acquisition	32,200	12,307
Public lighting rate collected	28,337	24,101
Aneel Order No. 084/2017 provision	24,314	22,132
Financial offset for the use of water resources	20,820	21,467
Fair value in the purchase and sale of power in the active market (NE nº 35.2.12)	11,007	-
Pledges in guarantee	10,026	8,837
Reimbursements to customer contributions	5,036	5,481
Other liabilities	51,523	33,328
	309,024	194,254
Current	192,070	121,405
Noncurrent	116,954	72,849
(a) Of the balance of Customers, R$32,639 refers to amounts transferred from the Federal Government to Copel, in accordance with ANEEL Directive Release No. 565/2018, for the reimbursement of consumers due to the exceeding amount collected from the Net Operating Revenue in the period from January 2010 to December 2012.